UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________.

_X_ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2019 to December 31, 2019.

NOMURA SECURITIES INTERNATIONAL, INC.1

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported): February 3, 2020

Commission File Number of securitizer: 025-00598

Central Index Key Number of securitizer: 0000902266

Anthony Kowalski (212) 667-2161

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ___

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) _X_

1 Nomura Securities International, Inc., as securitizer, is filing this Form ABS-15G in respect of all Ginnie Mae REMIC Pass-Through Securities and Ginnie Mae Callable Pass-Through Securities sponsored by it and outstanding during the reporting period. Nomura Securities International, Inc. has no activity to report in respect of any such transactions pursuant to Rule 15Ga-1(c)(2). The underlying assets for each issuing entity consist of one or more Ginnie Mae MBS certificates and/or previously issued Ginnie Mae pass-through certificates backed by Ginnie Mae MBS certificates. Accordingly, we have designated the ABS Asset Class as “Other” for purposes of this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NOMURA SECURITIES INTERNATIONAL, INC.

By: /s/ Anthony Kowalski

Name: Anthony Kowalski

Title: Managing Director

Date: February 3, 2020